Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	4.40%	4.00%